INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
CASH AT BANK (Tables)
Schedule Of Corporate Income Tax
	As of December 31, 2021	As of December 31, 2020

Corporate income tax	$649,032	$709,197
VAT, Urban construction tax and levies	62,129	119,498
	$711,841	$828,695

Schedule Of Income Before Income Tax, Domestic And Foreign
	As of December 31, 2021	As of December 31, 2020
Tax jurisdictions from :
Local	$(537,024)	$(162,293)
Foreign, representing
Singapore	(111,942)	(71,993)
Hong Kong	-	-
China	6,946,924	4,071,879
	$6,297,958	$3,837,593

Schedule Of Provision For Income Taxes
	As of December 31, 2021	As of December 31, 2020
Current :
-Local	$-	$-
-Foreign (China)	1,122,283	1,162,556

Deferred:
-Local	-	-
-Foreign (China)	-	-
	$(1,122,283)	$(1,162,556)